RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Net expenses (income) from related parties:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2014	2013	2014	2013
Transactions with Golar and affiliates:

Management and administrative services fees (a)	758	697	1,410	1,393
Ship management fees (b)	1,989	2,407	3,768	3,456
Interest expense on high-yield bonds (c)	—	602	—	1,172
Total	2,747	3,706	5,178	6,021

Schedule of Related Party Balances [Table Text Block]
Receivables/(payables) from related parties:

As of June 30, 2014 and December 31, 2013 balances with related parties consisted of the following:

(in thousands of $)	June 30, 2014	December 31, 2013
Trading balances due to Golar and affiliates (d)	(15,533)	(5,989)
Short-term loan due to Golar (e)	(20,000)	—
Methane Princess Lease security deposit movements	3,883	4,257
	(31,650)	(1,732)